UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-09140
                                                 ----------------

                       Phoenix Institutional Mutual Funds
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,            John H. Beers, Esq.
    Counsel and Secretary for Registrant        Vice President and Counsel
       Phoenix Life Insurance Company         Phoenix Life Insurance Company
              One American Row                       One American Row
           Hartford, CT 06103-2899                Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 814-1897
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2006
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
                                                                  JUNE 30, 2006
--------------------------------------------------------------------------------


    SEMIANNUAL REPORT

--------------------------------------------------------------------------------

      o   PHOENIX INSTITUTIONAL BOND FUND

      o   PHOENIX LOW-DURATION CORE PLUS BOND FUND


TRUST NAME: PHOENIX                               WOULDN'T YOU RATHER
INSTITUTIONAL MUTUAL FUNDS                        HAVE THIS DOCUMENT
                                                ? E-MAILED TO YOU?
[LOGO] PHOENIXFUNDS(SM)                           Eligible shareholders
                                                  can sign up for E-Delivery
                                                  at PhoenixFunds.com

          ------------------------------------------------------------
          Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
          ------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Institutional Mutual Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

DEAR PHOENIXFUNDS SHAREHOLDER:

      This semiannual report addresses the performance of your Phoenix mutual fund for the six months ended June 30, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 16 different management teams--six Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.

Sincerely yours,


/s/ Daniel T. Geraci

Daniel T. Geraci
President, PhoenixFunds

JULY 2006

TABLE OF CONTENTS

Glossary...................................................................    3
Phoenix Institutional Bond Fund............................................    4
Phoenix Low-Duration Core Plus Bond Fund...................................   15
Notes to Financial Statements..............................................   25


--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

GLOSSARY

AMBAC
American Municipal Bond Assurance Corporation

BASIS POINT (BP)
One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

CONSUMER PRICE INDEX (CPI)
Measures the pace of inflation by measuring the change in consumer prices of goods and services, including housing, electricity, food, and transportation, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

FGIC
Financial Guaranty Insurance Company

FHLMC (FEDERAL HOME LOAN MORTGAGE CORPORATION)
Government-chartered corporation that buys qualified mortgage loans from the financial institutions that originate them, securitizes the loans and distributes the securities through the dealer community. The securities are not backed by the U.S. Government, and their market value prior to maturity is not guaranteed and will fluctuate.

FNMA OR "FANNIE MAE" (FEDERAL NATIONAL MORTGAGE ASSOCIATION)
A congressionally chartered corporation which buys mortgages on the secondary market, pools them and sells them as mortgage-backed securities to investors on the open market. Monthly principal and interest payments are guaranteed by FNMA but not the U.S. government.

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE" (GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)
A wholly-owned U.S. government corporation within the Department of Housing and Urban Development, which guarantees the timely payment of principal and interest on securities that are issued by private institutions and are backed by pools of federally-issued or guaranteed mortgage loans.

MBIA
Municipal Bond Insurance Association

PSF
Permanent School Fund

PHOENIX INSTITUTIONAL BOND FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Institutional Bond Fund, you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                Beginning          Ending       Expenses Paid
Institutional Bond Fund       Account Value     Account Value      During
       Class X              December 31, 2005   June 30, 2006      Period*
------------------------    -----------------   -------------   -------------
Actual                          $1,000.00        $  994.60         $2.72
Hypothetical (5% return
  before expenses)               1,000.00         1,022.04          2.76

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.55%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                Beginning          Ending       Expenses Paid
Institutional Bond Fund       Account Value     Account Value      During
       Class Y              December 31, 2005   June 30, 2006      Period*
------------------------    -----------------   -------------   -------------
Actual                          $1,000.00        $  993.40         $3.95
Hypothetical (5% return
  before expenses)               1,000.00         1,020.78          4.02

* EXPENSES ARE EQUAL TO THE FUND'S CLASS Y ANNUALIZED EXPENSE RATIO OF 0.80%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX INSTITUTIONAL BOND FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                           6/30/06
--------------------------------------------------------------------------------

AS A PERCENTAGE OF TOTAL INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                  Non-Agency Mortgage-Backed Securities     32%
                  Agency Mortgage-Backed Securities         20
                  Domestic Corporate Bonds                  18
                  Municipal Bonds                           10
                  Asset-Backed Securities                    8
                  Foreign Corporate Bonds                    6
                  U.S. Government Securities                 4
                  Other                                      2

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
U.S. GOVERNMENT SECURITIES--3.6%

U.S. TREASURY BONDS--2.6%
U.S. Treasury Bond 4.50%, 2/15/36 ..............   $    2,875   $   2,577,843

U.S. TREASURY NOTES--1.0%
U.S. Treasury Note 4.50%, 2/15/16 ..............          965         918,107
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,739,906)                                        3,495,950
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--19.4%
FHLMC 5.50%, 8/1/18 ............................          377         370,358
FHLMC 4.50%, 10/1/18 ...........................          588         555,750
FNMA 5%, '18-'35 ...............................        4,787       4,517,856
FNMA 4.50%, 9/1/18 .............................          559         527,924
FNMA 4.50%, 11/1/18 ............................        1,129       1,070,015
FNMA 6%, '29-'33 ...............................        1,353       1,338,509
FNMA 7%, 11/1/30 ...............................           89          91,521
FNMA 5.50%, '33-'35 ............................        8,820       8,509,080
FNMA 6.50%, 8/1/33 .............................          468         472,108
FNMA 4.50%, 9/1/33 .............................          263         239,792
GNMA 7%, 8/15/29 ...............................           98         100,922
GNMA 6.50%, '31-'32 ............................          521         527,441
GNMA 5%, 9/15/33 ...............................          795         752,730
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $19,705,688)                                      19,074,006
-----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
MUNICIPAL BONDS--9.3%

CALIFORNIA--1.4%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19 (MBIA Insured) .   $      930   $     977,867

Fresno County Pension Obligation
Taxable 6.21%, 8/15/06 (FSA Insured) ...........          340         340,231

Oakland Pension Obligation Taxable
Series A 6.95%, 12/15/08 (MBIA Insured) ........           66          67,944

Oakland Pension Obligation Taxable
Series A 6.98%, 12/15/09 (MBIA Insured) ........           34          35,373
                                                                -------------
                                                                    1,421,415
                                                                -------------

COLORADO--0.3%
Denver City and County School District No. 1
Pension Obligation Certificate of Participation
Taxable 6.76%, 12/15/07 (AMBAC Insured)(h) .....           10          10,177

Denver City and County School District No. 1
Pension Obligation Certificate of Participation
Taxable 6.76%, 12/15/07 (AMBAC Insured) ........          255         259,172
                                                                -------------
                                                                      269,349
                                                                -------------


                        See Notes to Financial Statements                      5

PHOENIX INSTITUTIONAL BOND FUND

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
CONNECTICUT--2.5%
Hartford Taxable Series B 4.13%, 8/1/07
(FSA Insured) ..................................   $      450   $     444,078

Hartford Taxable Series B 5.01%, 8/1/15
(FSA Insured) ..................................          450         430,375

Mashantucket Western Pequot Tribe
Taxable Series A 6.91%, 9/1/12 (MBIA Insured) ..          755         786,272

Mashantucket Western Pequot Tribe Taxable
Series A 144A 6.57%, 9/1/13 (FSA Insured)(b) ...          715         746,253
                                                                -------------
                                                                    2,406,978
                                                                -------------

FLORIDA--0.7%
University of Miami Exchangeable Revenue
Taxable Series A 7.40%, 4/1/11 (MBIA Insured) ..          140         143,408

University of Miami Taxable Series A 7.65%,
4/1/20 (MBIA Insured) ..........................          550         563,794
                                                                -------------
                                                                      707,202
                                                                -------------

GEORGIA--0.7%
Fulton County Development Authority Georgia
Tech Foundation Funding Series A 5%, 11/1/31 ...          655         666,194

ILLINOIS--0.7%
Chicago Taxable Series D 4.34%, 1/1/10
(MBIA Insured) .................................          330         317,496

Kane, Cook & Du Page Counties School District
No. 46 Taxable Series D 5%, 1/1/10
(FGIC Insured) .................................          265         259,615

McHenry County Community Unified School
District No. 12 Taxable 5%, 12/1/11
(FSA Insured) ..................................          135         131,384
                                                                -------------
                                                                      708,495
                                                                -------------

MICHIGAN--0.7%
Detroit Taxable 4.97%, 5/1/13 (FSA Insured) ....          200         191,830

Detroit Water Supply System Series  A
4.50%, 7/1/30 (FGIC Insured) ...................          530         500,993
                                                                -------------
                                                                      692,823
                                                                -------------

NEW YORK--0.6%
Sales Tax Asset Receivable Corp. Taxable
Series B 3.60%, 10/15/08 (FSA Insured) .........          320         306,880

University of Rochester Taxable 5.40%,
7/1/18 (MBIA Insured) ..........................          255         245,634
                                                                -------------
                                                                      552,514
                                                                -------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
OREGON--0.5%
Oregon Local Governments Pension Obligation
Taxable 5.771%, 6/1/16 (AMBAC Insured) .........   $      150   $     148,887

Oregon School Boards Association 2004 Pension
Obligation Taxable 5.023%, 6/30/16
(FSA Insured) ..................................          385         364,799
                                                                -------------
                                                                      513,686
                                                                -------------

PENNSYLVANIA--0.6%
Philadelphia Authority for Industrial
Development Pension Funding Taxable
Series A 5.79%, 4/15/09 (MBIA Insured) .........          165         165,695

Pittsburgh Pension Obligation Taxable
Series B 6.35%, 3/1/13 (FGIC Insured) ..........          400         410,852
                                                                -------------
                                                                      576,547
                                                                -------------

SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement
Funding Corp. Taxable Series A 6.72%, 6/1/25 ...          207         206,295

TEXAS--0.4%
Frisco Independent School District
5.125%, 8/15/30 (PSF Guaranteed) ...............          370         379,235
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $9,238,939)                                        9,100,733
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--8.1%

Bombardier Capital Mortgage Securitization
Corp. 99-A, A3 5.98%, 1/15/18 ..................          450         405,084

Capital Auto Receivables Assets 04-2,
A3 3.58%, 1/15/09 ..............................        1,065       1,040,039

Carmax Auto Owner Trust 05-1 C
4.82%, 10/15/11 ................................          500         487,776

Chase Manhattan Auto Owner Trust 03-C,
A4 2.94%, 6/15/10 ..............................          415         405,172

Greenwich Structured Arm Products 05-5A,
N2 144A 8.581%, 9/27/45(b)(f) ..................          425         425,000

GSAMP Trust 05-HE4N, N1 144A
5.50%, 7/25/45(b) ..............................          151         149,934

JPMorgan Mortgage Trust 05-S3, 2A2
5.50%, 1/25/21 .................................          509         500,713

Merrill Lynch Mortgage Investors, Inc. 05-NCA A
5.583%, 2/25/36(f) .............................          721         721,363


6                       See Notes to Financial Statements

PHOENIX INSTITUTIONAL BOND FUND

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
MMCA Automobile Trust 02-1 C 6.20%, 1/15/10 ....   $      276   $     273,665

Renaissance Home Equity Loan Trust 05-1, AF2
4.263%, 5/25/35(f) .............................          585         579,263

Renaissance Home Equity Loan Trust 06-2, AF4
6.115%, 6/25/36(f) .............................        1,015       1,015,000

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.896%, 3/25/35(f) ..................          433         428,014

Saxon Asset Securities Trust 05-3, A2C
5.603%, 11/25/35(f) ............................          470         470,734

Wachovia Auto Owner Trust 04-B, A4
3.44%, 3/21/11 .................................        1,090       1,053,871
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $8,095,946)                                        7,955,628
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--18.2%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp. 6.125%, 1/15/14 .......          160         152,800

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%,
7/15/07 ........................................          215         218,959

AIRLINES--1.6%
American Airlines, Inc. 01-1 6.977%, 5/23/21 ...          487         464,334
JetBlue Airways Corp. 04-2 C 7.849%,
11/15/08(f) ....................................          611         606,102
United Airlines, Inc. 01-1 6.071%, 9/1/14 ......          480         478,740
                                                                -------------
                                                                    1,549,176
                                                                -------------

AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13          110         109,940

BROADCASTING & CABLE TV--0.6%
Clear Channel Communications, Inc. 5.50%, 9/15/14         125         113,163
Comcast Corp. 5.30%, 1/15/14 ...................          235         221,096
Echostar DBS Corp. 6.375%, 10/1/11 .............          250         240,000
                                                                -------------
                                                                      574,259
                                                                -------------

BUILDING PRODUCTS--0.3%
Masco Corp. 4.80%, 6/15/15 .....................          275         245,179

CASINOS & GAMING--0.6%
GTECH Holdings Corp. 4.75%, 10/15/10 ...........          150         144,318
Harrah's Operating Co., Inc. 5.625%, 6/1/15 ....          460         425,465
                                                                -------------
                                                                      569,783
                                                                -------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15 .....   $      260   $     239,547

COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc. 5.50%, 2/22/16 .............          125         120,028

CONSUMER FINANCE--2.4%
Capital One Financial Corp. 5.25%, 2/21/17 .....          200         183,725
Ford Motor Credit Co. 8.625%, 11/1/10 ..........          455         425,986
General Electric Capital Corp. 6%, 6/15/12 .....          465         470,341
General Motors Acceptance Corp. 6.875%, 9/15/11           170         162,380
General Motors Acceptance Corp. 6.75%, 12/1/14 .          235         218,613
HSBC Finance Corp. 6.75%, 5/15/11 ..............          235         243,776
HSBC Finance Corp. 6.375%, 11/27/12 ............           95          97,295
SLM Corp. 4.88%, 2/1/10(f) .....................          600         573,870
                                                                -------------
                                                                    2,375,986
                                                                -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.9%
ARAMARK Services, Inc. 5%, 6/1/12 ..............          250         216,289
Cendant Corp. 6.25%, 3/15/10 ...................          190         194,392
International Lease Finance Corp. 4.75%,
1/13/12 ........................................          465         439,564
                                                                -------------
                                                                      850,245
                                                                -------------

ELECTRIC UTILITIES--0.7%
American Electric Power Co., Inc. 5.25%,
6/1/15 .........................................          210         195,962
PPL Capital Funding Trust I Series A 4.33%, 3/1/09        335         321,070
Southern Power Co. Series D 4.875%, 7/15/15 ....          225         204,060
                                                                -------------
                                                                      721,092
                                                                -------------

ELECTRONIC MANUFACTURING SERVICES--0.3%
Jabil Circuit, Inc. 5.875%, 7/15/10 ............          285         282,636

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 144A 5.625%, 9/15/12(b)           115         109,825

HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International, Inc. 6.125%,
7/1/15 .........................................          190         184,062

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 6.30%, 10/1/12 .......................          110         104,007

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125%, 1/15/16 ........          215         207,270

HOMEBUILDING--0.4%
Beazer Homes USA. 144A 8.125%, 6/15/16(b) ......          150         144,938
Horton (D.R.), Inc. 5.25%, 2/15/15 .............          230         204,420
                                                                -------------
                                                                      349,358
                                                                -------------


                        See Notes to Financial Statements                      7

PHOENIX INSTITUTIONAL BOND FUND

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
HOTELS, RESORTS & CRUISE LINES--0.2%
Royal Caribbean Cruises 7.25%, 6/15/16 .........   $      230   $     226,867

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
AT&T Corp. 9.05%, 11/15/11 .....................          110         116,769
SBC Communications, Inc. 5.625%, 6/15/16 .......          240         227,492
Verizon Communications, Inc. 5.55%, 2/15/16 ....          135         126,581
Verizon Global Funding Corp. 4.90%, 9/15/15 ....          175         158,218
                                                                -------------
                                                                      629,060
                                                                -------------

INVESTMENT BANKING & BROKERAGE--1.1%
Goldman Sachs Group, Inc. 4.75%, 7/15/13 .......          480         446,581
Lehman Brothers Holdings, Inc. 4.80%, 3/13/14 ..          285         263,488
Morgan Stanley 5.375%, 10/15/15 ................          400         378,664
                                                                -------------
                                                                    1,088,733
                                                                -------------

LIFE & HEALTH INSURANCE--0.8%
Jackson National Life Global Funding
144A 4.64%, 2/10/10(b)(f) ......................          620         579,700

Jefferson-Pilot Corp. 4.75%, 1/30/14 ...........          215         198,547
                                                                -------------
                                                                      778,247
                                                                -------------

LIFE SCIENCES TOOLS & SERVICES--0.2%
Thermo Electron Corp. 5%, 6/1/15 ...............          240         222,211

MORTGAGE REIT'S--0.2%
iStar Financial, Inc. 6.05%, 4/15/15 ...........          235         229,822

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12 ...............          120         124,017

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14 .................          100          95,923

MULTI-UTILITIES--0.5%
Dominion Resources, Inc. 5%, 3/15/13 ...........          125         116,946
Duke Capital LLC 5.668%, 8/15/14 ...............          240         231,996
Public Service Co. of New Mexico 4.40%, 9/15/08           135         130,917
                                                                -------------
                                                                      479,859
                                                                -------------

OFFICE REIT'S--0.2%
HRPT Properties Trust 5.75%, 2/15/14 ...........          210         202,184

OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc. 4.75%, 5/15/18 ..............          275         244,179

OIL & GAS DRILLING--0.3%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15 .          370         338,995

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
OIL & GAS EQUIPMENT & SERVICES--0.1%
Hornbeck Offshore Services, Inc. Series B
6.125%, 12/1/14 ................................   $      115   $     107,238

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Pioneer Natural Resources Co. 5.875%, 7/15/16 ..          225         206,001

OIL & GAS REFINING & MARKETING--0.4%
Premcor Refining Group, Inc. (The) 6.125%, 5/1/11         190         190,674
Tesoro Corp. 144A 6.625%, 11/1/15(b) ...........          205         195,262
                                                                -------------
                                                                      385,936
                                                                -------------

OIL & GAS STORAGE & TRANSPORTATION--0.3%
Kinder Morgan Management LLC 5.70%, 1/5/16 .....          225         195,361
Teppco Partners LP 7.625%, 2/15/12 .............          105         111,155
                                                                -------------
                                                                      306,516
                                                                -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Citigroup, Inc. 5%, 9/15/14 ....................          230         215,272
JPMorgan Chase & Co. 5.125%, 9/15/14 ...........          370         349,484
                                                                -------------
                                                                      564,756
                                                                -------------

PACKAGED FOODS & MEATS--0.2%
Tyson Foods, Inc. 6.60%, 4/1/16 ................          170         166,169

PROPERTY & CASUALTY INSURANCE--0.6%
Berkley (W.R.) Corp. 5.875%, 2/15/13 ...........          215         209,845
HSB Capital I Series B 5.51%, 7/15/27(f) .......          365         364,114
                                                                -------------
                                                                      573,959
                                                                -------------

REGIONAL BANKS--0.4%
BB&T Corp. 5.20%, 12/23/15 .....................          395         373,008

RESIDENTIAL REIT'S--0.2%
United Dominion Realty Trust 5.25%, 1/15/15 ....          205         190,942

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 5.125%, 9/30/14 ................          285         267,188

SPECIALIZED REIT'S--0.3%
Health Care REIT, Inc. 5.875%, 5/15/15 .........          275         262,381

SYSTEMS SOFTWARE--0.2%
Oracle Corp. 144A 5.25%, 1/15/16(b) ............          215         201,350

THRIFTS & MORTGAGE FINANCE--0.2%
Washington Mutual, Inc. 4.625%, 4/1/14 .........          215         194,234

TOBACCO--0.2%
Reynolds American, Inc. 144A 6.50%, 7/15/10(b)..          215         209,087


8                       See Notes to Financial Statements

PHOENIX INSTITUTIONAL BOND FUND

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc.
Series F 5.95%, 3/15/14 ........................   $      270   $     259,374
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $18,584,734)                                      17,892,388
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--32.1%

Bear Stearns Adjustable Rate Mortgage
Trust 05-12, 13A1 5.474%, 2/25/36(f) ...........          194         188,091

Bear Stearns Asset Backed Securities
Net Interest Margin 04-HE5N, A3 5%, 7/25/34 ....           71          70,820

Bear Stearns Commercial Mortgage
Securities 06-PW12, A4 5.711%, 9/11/38(f) ......          770         762,781

Bear Stearns Structured Products, Inc.
04-15, A2  P.O. 144A 0%, 11/27/34(b) ...........          557         512,303

Bear Stearns Structured Products, Inc.
04-5 A P.O. 144A 0%, 2/25/34(b) ................          301         285,101

Bear Stearns Structured Products, Inc.
04-6 P.O. 0%, 2/25/34 ..........................          342         329,467

Bear Stearns Structured Products, Inc.
05-20N A 144A 8.459%, 10/25/45(b)(f) ...........          415         419,307

Centrex Home Equity 05-D, AF2
4.94%, 10/25/35(f) .............................          600         590,156

Chase Mortgage Finance Corp.
04-S3, 3A1 6%, 3/25/34 .........................          688         672,406

Citigroup/Deutsche Bank Commercial
Mortgage Trust 05-CD1, AM 5.407%, 7/15/44(f) ...          595         566,273

Citigroup/Deutsche Bank Commercial
Mortgage Trust 06-CD2, A4 5.545%, 1/15/46(f) ...          890         855,965

Countrywide Alternative Loan Trust
05-43, 4A2 5.757%, 10/25/35(f) .................          584         570,546

Countrywide Home Loan Mortgage
Pass-Through Trust 04-13, 1A1 5.50%, 8/25/34 ...          320         316,667

Countrywide Partnership Trust Net Interest
Margin 04-EC1N 144A 5%, 9/25/35(b) .............           11          10,557

Credit Suisse Mortgage Capital Certificates
06-C1, A4 5.609%, 2/15/39(f) ...................        1,270       1,239,873

Crown Castle Towers LLC 05-1A,
AFX 144A 4.643%, 6/15/35(b) ....................          600         577,478

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
CS First Boston Mortgage Securities Corp.
5.046%, 8/15/38(f) .............................   $      570   $     561,057

CS First Boston Mortgage Securities Corp.
04-1, 1A1 5.75%, 2/25/34 .......................          193         190,788

CS First Boston Mortgage Securities Corp.
05-12, 6A1 6%, 1/25/36 .........................        1,129       1,112,541

First Horizon Mortgage Pass-Through Trust
03-2, 1A12 5.75%, 4/25/33 ......................          600         571,771

GE Capital Commercial Mortgage Corp.
04-C3, A4 5.189%, 7/10/39(f) ...................        1,205       1,153,070

GMAC Mortgage Corp. Loan Trust
05-AR2, 2A 4.871%, 5/25/35(f) ..................          940         917,032

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36(f) ..................        1,130       1,091,220

Greenwich Capital Commercial Funding Corp.
05-GG5, AJ 5.479%, 4/10/37(f) ..................          560         534,362

GS Mortgage Securities Corp. II
05-GG4, AJ 4.782%, 7/10/39 .....................          800         735,312

GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b) ........          113         113,236

Harborview Mortgage Loan Trust 144A
7.002%, 7/19/45(b)(f) ..........................          400         253,402

JP Morgan Mortgage Trust
06-S1, 1A1 6%, 4/25/36 .........................          250         248,866

Lehman Brothers - UBS Commercial Mortgage
Trust 04-C4, A2 4.567%, 6/15/29(f) .............        1,015         988,453

Lehman Brothers - UBS Commercial Mortgage
Trust 04-C7, A6 4.786%, 10/15/29(f) ............        1,125       1,046,602

Lehman Brothers Commercial Conduit
Mortgage Trust 99-C2, A2 7.325%, 10/15/32 ......        1,110       1,155,064

Master Alternative Net Interest Margin Trust
05-CW1A, N1 144A 6.75%, 12/26/35(b) ............          213         210,360

Master Resecuritization Trust
05-1 144A 5%, 10/28/34(b) ......................          537         501,895

Master Resecuritization Trust
05-2 144A 4.75%, 3/28/34(b) ....................          401         367,264

MASTR Alternative Loans Trust
05-5, 4A1 5.75%, 8/25/35 .......................          550         539,007

Merrill Lynch Mortgage Trust
04-KEY2, A4 4.864%, 8/12/39(f) .................        1,110       1,032,104


                        See Notes to Financial Statements                      9

PHOENIX INSTITUTIONAL BOND FUND

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
Merrill Lynch Mortgage Trust
06-C1, AM 5.844%, 5/12/39(f) ...................   $      440   $     432,437

NationsLink Funding Corp.
99-2, A2C 7.229%, 6/20/31 ......................          830         849,136

PNC Mortgage Acceptance Corp.
00-C2, A2 7.30%, 10/12/33 ......................          640         671,402

RAAC Series 05-SP1, 1A1 5%, 9/25/34 ............        1,119       1,038,251

Structured Asset Securities Corp.
03-32, 1A1 5.246%, 11/25/33(f) .................          720         678,092

Structured Asset Securities Corp. 05-1, 6A1
6%, 2/25/35 ....................................        1,342       1,309,222

Structured Asset Securities Corp. 05-6, 4A1
5%, 5/25/35 ....................................          875         814,016

UCFC Manufactured Housing 97-3, A4
6.975%, 1/15/29 ................................          361         350,626

Wachovia Bank Commercial Mortgage Trust
04-C12, A4 5.41%, 7/15/41(f) ...................        1,010         977,526

Wachovia Mortgage Loan Trust LLC
06-A, B1 5.441%, 5/20/36(f) ....................          355         341,365

Wachovia Mortgage Loan Trust LLC
06-A, 2A2 5.617%, 5/1/36(f) ....................            4           4,164

Washington Mutual, Inc. 05-AR3, A2
4.648%, 3/25/35(f) .............................          812         788,864

Wells Fargo Mortgage Backed Securities Trust
04-BB, A1 4.562%, 1/25/35(f) ...................          119         115,344

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 ..........................          526         500,242

Wells Fargo Mortgage Backed Securities Trust
05-AR16, 6A3 5%, 10/25/35(f) ...................          934         914,747

Wells Fargo Mortgage Backed Securities Trust
05-AR4, 2A2 4.53%, 4/25/35(f) ..................          381         369,587
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $32,487,725)                                      31,446,218
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.5%

BRAZIL--0.2%
Federative Republic of Brazil 8.875%, 10/14/19 .          180         200,970

CHILE--0.3%
Republic of Chile 5.06%, 1/28/08(f) ............          315         316,417

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
PANAMA--0.2%
Republic of Panama 7.25%, 3/15/15 ..............   $      155   $     157,325

RUSSIA--0.4%
Russian Federation RegS 5%, 3/31/30(d)(f) ......          420         447,825

SOUTH AFRICA--0.3%
Republic of South Africa 6.50%, 6/2/14 .........          255         254,363

TURKEY--0.1%
Republic of Turkey 7.375%, 2/5/25 ..............          115         104,075
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,434,826)                                        1,480,975
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--6.1%

AUSTRALIA--0.4%
United Energy Distribution Holdings
Property Ltd. 144A 5.45%, 4/15/16(b) ...........          265         253,764

Westfield Capital Corp. 144A 5.125%,
11/15/14(b) ....................................          140         131,250
                                                                -------------
                                                                      385,014
                                                                -------------

BRAZIL--0.4%
Petrobras International Finance Co. 9.75%,
7/6/11 .........................................          155         175,150
Petrobras International Finance Co. 9.125%,
7/2/13 .........................................          170         189,550
                                                                -------------
                                                                      364,700
                                                                -------------

CANADA--0.3%
Husky Energy, Inc. 6.15%, 6/15/19 ..............          125         122,283
Inco Ltd. 5.70%, 10/15/15 ......................          185         173,687
                                                                -------------
                                                                      295,970
                                                                -------------

CHILE--1.5%
AES Gener SA 7.50%, 3/25/14 ....................          295         296,507
Banco Santander Chile 144A 5.375%, 12/9/14(b) ..          190         180,672
Celulosa Arauco y Constitucion SA 5.625%,
4/20/15 ........................................          300         279,388
Empresa Nacional de Electricidad SA 8.35%,
8/1/13 .........................................          220         236,843
Petropower I Funding Trust 144A 7.36%,
2/15/14(b) .....................................          556         518,727
                                                                -------------
                                                                    1,512,137
                                                                -------------

FINLAND--0.2%
Stora Enso Oyj 144A 6.404%, 4/15/16(b) .........          225         218,075

GERMANY--0.7%
Deutsche Bank AG NY Series GS 4.66%,
3/22/12(f) .....................................          620         583,606

Deutsche Telekom International Finance
BV 8%, 6/15/10 .................................           85          91,253
                                                                -------------
                                                                      674,859
                                                                -------------


10                      See Notes to Financial Statements

PHOENIX INSTITUTIONAL BOND FUND

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
INDIA--0.2%
Vedanta Resources plc 144A 6.625%, 2/22/10(b) ..   $      155   $     148,165

JAPAN--0.3%
Mizuho Finance Group Cayman Ltd.
144A 5.79%, 4/15/14(b) .........................          265         259,438

KAZAKHSTAN--0.5%
Kazkommerts International BV
144A 8.50%, 4/16/13(b) .........................          500         515,000

MEXICO--0.3%
America Movil SA de CV 5.75%, 1/15/15 ..........          265         246,906

NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.50%, 9/17/15 ........          245         235,744

QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd.
144A 3.437%, 9/15/09(b) ........................          174         167,390

SINGAPORE--0.2%
Chartered Semiconductor
Manufacturing Ltd. 5.75%, 8/3/10 ...............          210         204,282

SOUTH KOREA--0.1%
Chohung Bank 144A 4.50%, 11/3/14(b)(f) .........           75          70,609
Korea Development Bank 5.75%, 9/10/13 ..........           70          68,908
                                                                -------------
                                                                      139,517
                                                                -------------

SPAIN--0.1%
Telefonica Emisiones Sau 6.421%, 6/20/16 .......          100          99,793

UNITED KINGDOM--0.1%
Vodafone Group plc 5%, 9/15/15 .................          110          99,491

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
UNITED STATES--0.4%
Amvescap plc 5.375%, 12/15/14 ..................   $      245   $     231,660
XL Capital Europe plc 6.50%, 1/15/12 ...........          205         208,043
                                                                -------------
                                                                      439,703
                                                                -------------

-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,178,847)                                        6,006,184
-----------------------------------------------------------------------------

                                                     SHARES
                                                   ----------

DOMESTIC COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(c)(g) .....................        1,955           3,128
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $78,535)                                               3,128
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $99,545,146)                                      96,455,210
-----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)
                                                   ----------

SHORT-TERM INVESTMENTS--0.5%

COMMERCIAL PAPER(i)--0.5%
Clipper Receivables Co. LLC 5.30%, 7/3/06 ......   $      490         489,856
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $489,856)                                            489,856
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $100,035,002)                                     96,945,066(a)

Other assets and liabilities, net--1.2%                             1,226,042
                                                                -------------
NET ASSETS--100.0%                                              $  98,171,108
                                                                =============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $420,122 and gross depreciation of $3,519,551 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $100,044,495.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $8,475,342 or 8.6% of net assets.

(c)   Non-income producing.

(d) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(e) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(f) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(g) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2006, this security amounted to a value of $3,128 or 0.0% of net assets. For acquisition information see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(h)   Escrowed to maturity.

(i)   The rate shown is the discount rate.


                        See Notes to Financial Statements                     11

PHOENIX INSTITUTIONAL BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $100,035,002)                               $  96,945,066
Cash                                                                   23,119
Receivables
   Interest                                                           793,174
   Investment securities sold                                         453,006
Trustee retainer                                                        2,208
Prepaid expenses                                                       22,928
                                                                -------------
      Total assets                                                 98,239,501
                                                                -------------

LIABILITIES
Payables
   Investment advisory fee                                             26,883
   Professional fee                                                    18,970
   Financial agent fee                                                  9,741
   Transfer agent fee                                                   6,101
   Distribution and service fees                                        4,495
   Other accrued expenses                                               2,203
                                                                -------------
      Total liabilities                                                68,393
                                                                -------------
NET ASSETS                                                      $  98,171,108
                                                                =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $ 106,664,309
Distributions in excess of net investment income                      (12,985)
Accumulated net realized loss                                      (5,390,280)
Net unrealized depreciation                                        (3,089,936)
                                                                -------------
NET ASSETS                                                      $  98,171,108
                                                                =============
CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $78,697,982)                 2,614,790
Net asset value and offering price per share                    $       30.10

CLASS Y
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $19,473,126)                   647,176
Net asset value and offering price per share                    $       30.09

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                        $   2,825,585
                                                                -------------
      Total investment income                                       2,825,585
                                                                -------------

EXPENSES
Investment advisory fee                                               232,841
Service fees, Class Y                                                  28,966
Financial agent fee                                                    47,021
Transfer agent                                                         19,083
Professional                                                           18,996
Printing                                                               17,098
Registration                                                           16,954
Trustees                                                               12,214
Custodian                                                               9,283
Miscellaneous                                                          13,902
                                                                -------------
      Total expenses                                                  416,358
Less expenses reimbursed by investment adviser                       (100,677)
Custodian fees paid indirectly                                         (2,135)
                                                                -------------
      Net expenses                                                    313,546
                                                                -------------
NET INVESTMENT INCOME (LOSS)                                        2,512,039
                                                                -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              (430,054)
Net change in unrealized appreciation
   (depreciation) on investments                                   (2,674,474)
                                                                -------------
NET GAIN (LOSS) ON INVESTMENTS                                     (3,104,528)
                                                                -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                              $    (592,489)
                                                                =============


12                      See Notes to Financial Statements

PHOENIX INSTITUTIONAL BOND FUND

                                           STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months
                                                                                            Ended
                                                                                        June 30, 2006      Year Ended
                                                                                         (Unaudited)    December 31, 2005
                                                                                        -------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                                                         $   2,512,039   $       5,232,887
   Net realized gain (loss)                                                                  (430,054)          1,770,685
   Net change in unrealized appreciation (depreciation)                                    (2,674,474)         (4,088,186)
                                                                                        -------------   -----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               (592,489)          2,915,386
                                                                                        -------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                          (2,067,492)         (4,171,536)
   Net investment income, Class Y                                                            (487,734)         (1,032,076)
                                                                                        -------------   -----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                               (2,555,226)         (5,203,612)
                                                                                        -------------   -----------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (2,752 and 116,690 shares, respectively)                      85,399           3,720,031
   Net asset value of shares issued from reinvestment of distributions
      (62,082 and 114,740 shares, respectively)                                             1,860,615           3,596,591
   Cost of shares repurchased (123,742 and 2,300,956 shares, respectively)                 (3,851,476)        (72,866,546)(1)
                                                                                        -------------   -----------------
Total                                                                                      (1,905,462)        (65,549,924)
                                                                                        -------------   -----------------
CLASS Y
   Proceeds from sales of shares (23,570 and 212,012 shares, respectively)                    729,722           6,703,895
   Net asset value of shares issued from reinvestment of distributions
      (16,279 and 32,974 shares, respectively)                                                487,734           1,032,076
   Cost of shares repurchased (172,601 and 125,571 shares, respectively)                   (5,332,424)         (3,972,214)
                                                                                        -------------   -----------------
Total                                                                                      (4,114,968)          3,763,757
                                                                                        -------------   -----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (6,020,430)        (61,786,167)
                                                                                        -------------   -----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                   (9,168,145)        (64,074,393)
NET ASSETS
   Beginning of period                                                                    107,339,253         171,413,646
                                                                                        -------------   -----------------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
      AND UNDISTRIBUTED NET INVESTMENT INCOME OF $(12,985) AND $30,202, RESPECTIVELY)   $  98,171,108   $     107,339,253
                                                                                        =============   =================

(1)   Includes realized gain in connection with a redemption in kind
      (See Note 5).


                        See Notes to Financial Statements                     13

PHOENIX INSTITUTIONAL BOND FUND

                                              FINANCIAL HIGHLIGHTS
                    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS X
                                            -------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                     YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2006   ---------------------------------------------------
                                             (UNAUDITED)      2005      2004       2003       2002      2001(2)
Net asset value, beginning of period         $   31.08      $ 31.72   $  31.55   $  31.32   $  30.84   $  30.53
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                0.75         1.43       1.47       1.73       2.04       2.22
   Net realized and unrealized gain (loss)       (0.92)       (0.59)      0.19       0.26       0.47       0.34
                                             ---------      -------   --------   --------   --------   --------
      TOTAL FROM INVESTMENT OPERATIONS           (0.17)        0.84       1.66       1.99       2.51       2.56
                                             ---------      -------   --------   --------   --------   --------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.81)       (1.48)     (1.49)     (1.76)     (2.03)     (2.25)
                                             ---------      -------   --------   --------   --------   --------
      TOTAL DISTRIBUTIONS                        (0.81)       (1.48)     (1.49)     (1.76)     (2.03)     (2.25)
                                             ---------      -------   --------   --------   --------   --------
Change in net asset value                        (0.98)       (0.64)      0.17       0.23       0.48       0.31
                                             ---------      -------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD               $   30.10      $ 31.08   $  31.72   $  31.55   $  31.32   $  30.84
                                             =========      =======   ========   ========   ========   ========
Total return                                     (0.54)%(4)    2.67%      5.39%      6.37%      8.30%      8.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $  78,698      $83,104   $150,466   $139,574   $145,555   $129,800
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         0.55%(3)     0.55%      0.55%      0.55%      0.55%      0.55%
   Gross operating expenses                       0.74%(3)     0.76%      0.67%      0.69%      0.69%      0.69%
   Net investment income                          4.91%(3)     4.52%      4.61%      5.44%      6.49%      7.02%
Portfolio turnover                                  33%(4)       76%        77%       104%       107%        99%

                                                                          CLASS Y
                                            -------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                     YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2006   ---------------------------------------------------
                                             (UNAUDITED)      2005      2004       2003       2002      2001(2)
Net asset value, beginning of period         $   31.07      $ 31.71   $  31.54   $  31.32   $  30.84   $  30.54
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                0.71         1.36       1.38       1.63       1.97       2.14
   Net realized and unrealized gain (loss)       (0.92)       (0.60)      0.20       0.27       0.46       0.33
                                             ---------      -------   --------   --------   --------   --------
      TOTAL FROM INVESTMENT OPERATIONS           (0.21)        0.76       1.58       1.90       2.43       2.47
                                             ---------      -------   --------   --------   --------   --------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.77)       (1.40)     (1.41)     (1.68)     (1.95)     (2.17)
                                             ---------      -------   --------   --------   --------   --------
      TOTAL DISTRIBUTIONS                        (0.77)       (1.40)     (1.41)     (1.68)     (1.95)     (2.17)
                                             ---------      -------   --------   --------   --------   --------
Change in net asset value                        (0.98)       (0.64)      0.17       0.22       0.48       0.30
                                             ---------      -------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD               $   30.09      $ 31.07   $  31.71   $  31.54   $  31.32   $  30.84
                                             =========      =======   ========   ========   ========   ========
Total return                                     (0.66)%(4)    2.42%      5.14%      6.10%      8.02%      8.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $  19,473      $24,235   $ 20,948   $ 13,982   $  5,702   $  7,623
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         0.80%(3)     0.80%      0.80%      0.80%      0.80%      0.80%
   Gross operating expenses                       0.99%(3)     1.01%      0.92%      0.95%      0.94%      0.94%
   Net investment income                          4.65%(3)     4.28%      4.33%      5.13%      6.26%      6.77%
Portfolio turnover                                  33%(4)       76%        77%       104%       107%        99%

(1)   Computed using average shares outstanding.
(2) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the period ended December 31, 2001, was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income to average net assets from 6.95% to 7.02% and from 6.71% to 6.77% for class X and class Y, respectively.
(3)   Annualized.
(4)   Not annualized.


14                      See Notes to Financial Statements

PHOENIX LOW-DURATION CORE PLUS BOND FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Low-Duration Core Plus Bond Fund, you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

      Low-Duration              Beginning          Ending       Expenses Paid
  Core Plus Bond Fund         Account Value     Account Value      During
        Class X             December 31, 2005   June 30, 2006      Period*
------------------------    -----------------   -------------   -------------
Actual                          $1,000.00        $1,007.90         $2.49
Hypothetical (5% return
  before expenses)               1,000.00         1,022.29          2.51

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.50%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      Low-Duration              Beginning          Ending       Expenses Paid
  Core Plus Bond Fund         Account Value     Account Value      During
        Class Y             December 31, 2005   June 30, 2006      Period*
------------------------    -----------------   -------------   -------------
Actual                          $1,000.00        $1,005.20         $3.73
Hypothetical (5% return
  before expenses)               1,000.00         1,021.03          3.77

* EXPENSES ARE EQUAL TO THE FUND'S CLASS Y ANNUALIZED EXPENSE RATIO OF 0.75%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX LOW-DURATION CORE PLUS BOND FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                           6/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Non-Agency Mortgage-Backed Securities        16%
      Domestic Corporate Bonds                     16
      Foreign Government Securities                14
      Agency Mortgage-Backed Securities            11
      Asset-Backed Securities                      10
      Loan Agreements                              10
      U.S. Government Securities                    8
      Other                                        15

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
U.S. GOVERNMENT SECURITIES--8.2%

U.S. TREASURY NOTES--8.2%
U.S. Treasury Note 4.625%, 2/29/08 .............   $      250   $     247,724
U.S. Treasury Note 4.50%, 2/15/09 ..............          225         221,440
U.S. Treasury Note 4.875%, 5/15/09 .............          300         297,961
U.S. Treasury Note 4.50%, 2/28/11 ..............           45          43,879
U.S. Treasury Note 4.875%, 4/30/11 .............          100          98,981
U.S. Treasury Note 4.875%, 5/31/11 .............          355         351,395

-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,267,830)                                        1,261,380
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--10.8%
FNMA 5.50%, 10/1/18 ............................          210         206,531
FNMA 5%, 12/1/18 ...............................           98          94,760
FNMA 4.50%, 12/1/19 ............................          260         245,806
FNMA 5%, 12/1/19 ...............................          133         128,729
FNMA 5.50%, 7/25/34 ............................          141         139,763
FNMA 5.50%, 2/1/35 .............................          235         225,986
FNMA 6%, 2/1/35 ................................          314         309,008
FNMA 5%, 8/25/35 ...............................          174         170,635
FNMA 5%, 8/25/35 ...............................           17          17,103
FNMA 5.50%, 9/25/35 ............................          116         115,226

-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,703,983)                                        1,653,547
-----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
MUNICIPAL BONDS--3.2%

CALIFORNIA--1.7%
San Bernardino County Finance Authority Pension
Obligation Taxable 6.99%, 8/1/10 (MBIA Insured).   $      250   $     262,478

ILLINOIS--0.9%
McHenry County Community Unified School District
No. 12 Taxable 5%, 12/1/11 (FSA Insured) .......          140         136,249

PENNSYLVANIA--0.6%
City of Philadelphia Industrial Development
Authority Pension Obligation Taxable Series A
5.89%, 4/15/11 (MBIA Insured) ..................           20          20,171

Philadelphia School District Taxable Series C
4.29%, 7/1/10 (FSA Insured) ....................           75          71,404
                                                                -------------
                                                                       91,575
                                                                -------------

-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $512,216)                                            490,302
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--10.4%
American General Mortgage Loan Trust 06-1,
A2 144A 5.75%, 12/25/35(b)(d) ..................           75          73,898

GMAC Mortgage Corp. Loan Trust 05-HE2,
A3 4.622%, 11/25/35(d) .........................           75          73,746


16                      See Notes to Financial Statements

PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
GMAC Mortgage Corp. Loan Trust 06-HE2,
A3 6.32%, 10/25/29 .............................   $      115   $     115,000

Great America Leasing Receivables 05-1,
A4 144A 4.97%, 8/20/10(b) ......................           70          68,346

GSAA Home Equity Trust 04-10, AF2
4.22%, 8/25/34(d) ..............................           83          81,521

GSAA Home Equity Trust 04-5, AF2
4.736%, 6/25/34(d) .............................          118         117,207

JPMorgan Mortgage Trust 05-S3,
2A2 5.50%, 1/25/21 .............................           95          93,069

MMCA Automobile Trust 02-1 C 6.20%, 1/15/10 ....           79          78,190

Onyx Acceptance Grantor Trust 03-D,
A4 3.20%, 3/15/10 ..............................          257         253,359

Renaissance Home Equity Loan Trust 05-1,
AF2 4.263%, 5/25/35(d) .........................          293         289,632

Renaissance Home Equity Loan Trust 05-3,
AF3 4.814%, 11/25/35(d) ........................          100          97,728

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.884%, 3/25/35(d) ..................          162         160,505

Soundview Home Equity Loan Trust 05-CTX1,
A3 5.322%, 11/25/35(d) .........................          100          98,062

-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,619,490)                                        1,600,263
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--16.0%

AIRLINES--1.9%
American Airlines, Inc. 01-1 6.977%, 11/23/22 ..          165         157,295
United Airlines, Inc. 00-2 7.032%, 10/1/10 .....           74          75,277
United Airlines, Inc. 01-1 6.071%, 3/1/13 ......           62          61,864
                                                                -------------
                                                                      294,436
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Nuveen Investments, Inc. 5%, 9/15/10 ...........           35          33,651

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp. 4.875%, 6/15/10           25          23,898

AUTOMOTIVE RETAIL--0.2%
Hertz Corp. 144A 8.875%, 1/1/14(b) .............           30          30,900

BROADCASTING & CABLE TV--0.9%
COX Communications, Inc. 6.75%, 3/15/11 ........          130         132,381

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
CONSUMER FINANCE--1.9%
Ford Motor Credit Co. 8.149%, 11/2/07(d) .......   $       15   $      14,991
Ford Motor Credit Co. 6.625%, 6/16/08 ..........           20          19,045
Ford Motor Credit Co. 8.625%, 11/1/10 ..........          125         117,029
Ford Motor Credit Co. 9.473%, 4/15/12(d) .......           30          30,225
General Motors Acceptance Corp. 6.125%, 9/15/06            60          59,914
General Motors Acceptance Corp. 6.875%, 9/15/11            57          54,445
                                                                -------------
                                                                      295,649
                                                                -------------

ELECTRIC UTILITIES--1.6%
Consumers Energy Co. Series H 4.80%, 2/17/09 ...          245         238,113

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc.
Series B 5.75%, 2/15/11 ........................           50          46,875

HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International, Inc.
6.125%, 7/1/15 .................................           25          24,219

LIFE & HEALTH INSURANCE--1.5%
Jackson National Life Global Funding
144A 4.88%, 2/10/10(b)(d) ......................          250         233,750

MORTGAGE REIT'S--0.5%
iStar Financial, Inc. 5.375%, 4/15/10 ..........           75          73,222

OFFICE REIT'S--0.5%
Brandywine Operating Partnership LP
5.625%, 12/15/10 ...............................           75          73,439

OIL & GAS EXPLORATION & PRODUCTION--0.8%
Forest Oil Corp. 8%, 6/15/08 ...................          125         128,281

OIL & GAS REFINING & MARKETING--0.5%
Premcor Refining Group, Inc. (The)
6.125%, 5/1/11 .................................           75          75,266

OIL & GAS STORAGE & TRANSPORTATION--0.4%
Kinder Morgan Management LLC 5.35%, 1/5/11(g) ..           70          64,494

OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
Bosphorus Financial Services Ltd.
144A 6.97%, 2/15/12(b)(d) ......................          100         100,387

ERAC USA Finance Co. 144A 5.30%, 11/15/08(b) ...           30          29,559
                                                                -------------
                                                                      129,946
                                                                -------------

PACKAGED FOODS & MEATS--0.5%
Dean Foods Co. 6.625%, 5/15/09 .................           75          74,812

PAPER PRODUCTS--0.8%
Bowater, Inc. 8.329%, 3/15/10(d) ...............          125         125,625


                        See Notes to Financial Statements                     17

PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
RETAIL REIT'S--0.3%
Simon Property Group LP 4.60%, 6/15/10 .........   $       50   $      47,917

TOBACCO--0.3%
Reynolds American, Inc. 144A 7.25%, 6/1/13(b) ..           50          49,125

TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals North America, Inc.
6.50%, 2/15/12 .................................           30          28,500

WIRELESS TELECOMMUNICATION SERVICES--1.5%
Nextel Communications, Inc. Series F
5.95%, 3/15/14 .................................          235         225,751
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $2,512,608)                                        2,450,250
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--16.2%
Adjustable Rate Mortgage Trust 05-3,
2A1 4.707%, 7/25/35(d) .........................          203         199,168

Bear Stearns Alt-A Trust 05-2,
2B5 5.254%, 4/25/35(d) .........................           42          39,281

Bear Stearns Alt-A Trust 05-5,
2B3 5.316%, 7/25/35(d) .........................           42          38,036

Bear Stearns Commercial Mortgage
Securities 04-ESA J 144A 5.817%, 5/14/16(b) ....          100          99,393

Bear Stearns Structured Products, Inc.
05-10 144A 7.823%, 4/26/35(b)(d) ...............           80          79,704

Chase Mortgage Finance Corp. 04-S3,
3A1 6%, 3/25/34 ................................          113         110,432

Countrywide Home Loan Mortgage Pass-Through
Trust 04-12, 12A1 4.759%, 8/25/34(d) ...........          103         101,118

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 ................           83          82,333

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) .............................           75          72,185

CS First Boston Mortgage Securities Corp. 05-12,
6A1 6%, 1/25/36 ................................           63          62,302

CS First Boston Mortgage Securities Corp.
98-C1 B 6.59%, 5/17/40 .........................          150         152,528

CS First Boston Mortgage Securities Corp.
99-C1, A2 7.29%, 9/15/41 .......................          148         153,489

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
First Horizon Mortgage Pass-Through Trust
04-AR4, 2A1 4.402%, 8/25/34(d) .................   $      136   $     133,417

Harborview Mortgage Loan Trust 05-15,
B8 7.017%, 10/20/45(d) .........................           50          49,349

MASTR Alternative Loans Trust 05-5,
4A1 5.75%, 8/25/35 .............................           73          71,032

Residential Accredit Loans, Inc. 05-QA4,
A5 5.475%, 4/25/35(d) ..........................           94          92,734

Residential Funding Mortgage Security I
06-S4, A2 6%, 4/25/36 ..........................           99          99,059

Structured Asset Securities Corp.
03-32, 1A1 5.24%, 11/25/33(d) ..................           62          58,416

Structured Asset Securities Corp.
05-1, 6A1 6%, 2/25/35 ..........................          152         148,775

Wachovia Mortgage Loan Trust
06-A, B1 5.441%, 5/20/36(d) ....................           75          72,119

Wells Fargo Mortgage Backed Securities
Trust 04-BB, A1 4.562%, 1/25/35(d) .............          176         170,740

Wells Fargo Mortgage Backed Securities
Trust 04-EE, 2A3 3.989%, 12/25/34(d) ...........          183         176,223

Wells Fargo Mortgage Backed Securities
Trust 05-14, 2A1 5.50%, 12/25/35 ...............           98          92,499

Wells Fargo Mortgage Backed Securities
Trust 05-5, 1A1 5%, 5/25/20 ....................           61          57,879

Wells Fargo Mortgage Backed Securities
Trust 05-AR10, 2A16 4.11%, 6/25/35(d) ..........           75          72,281
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,535,175)                                        2,484,492
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--14.6%

AUSTRALIA--1.0%
Commonwealth of Australia Series 1106
6.75%, 11/15/06 ................................          201(f)      149,792

BRAZIL--1.4%
Federative Republic of Brazil 9.25%, 10/22/10 ..           67          74,035
Federative Republic of Brazil 10.25%, 6/17/13 ..          115         136,562
                                                                -------------
                                                                      210,597
                                                                -------------

CANADA--1.3%
Commonwealth of Canada 3.75%, 6/1/08 ...........          230(h)      203,596


18                      See Notes to Financial Statements

PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
CHILE--1.0%
Republic of Chile 5.625%, 7/23/07 ..............   $      150   $     149,850

COLOMBIA--0.8%
Republic of Colombia  9.75%, 4/23/09 ...........           65          70,265
Republic of Colombia 10%, 1/23/12 ..............           50          56,750
                                                                -------------
                                                                      127,015
                                                                -------------

GERMANY--0.9%
Federal Republic of Germany 144A
3.25%, 4/17/09(b) ..............................          108(k)      136,572

MEXICO--1.2%
United Mexican States 8.375%, 1/14/11 ..........          100         109,000

United Mexican States Series MI10
9.50%, 12/18/14 ................................          788(i)       71,145
                                                                -------------
                                                                      180,145
                                                                -------------

NEW ZEALAND--0.7%
Commonwealth of New Zealand Series 1106
8%, 11/15/06 ...................................          168(j)      102,722

PERU--0.3%
Republic of Peru 8.375%, 5/3/16 ................           40          43,400

PHILIPPINES--1.3%
Republic of Philippines 8.375%, 3/12/09 ........           90          93,375
Republic of Philippines 8.375%, 2/15/11 ........          105         109,463
                                                                -------------
                                                                      202,838
                                                                -------------

RUSSIA--0.9%
Russian Federation RegS 8.25%, 3/31/10(e) ......          102         106,168
Russian Federation RegS 5%, 3/31/30(d)(e) ......           35          37,319
                                                                -------------
                                                                      143,487
                                                                -------------

SOUTH AFRICA--0.2%
Republic of South Africa Series R153
13%, 8/31/10 ...................................          220(l)       35,344

THAILAND--0.5%
Kingdom of Thailand Series R042 4.80%, 4/9/10 ..        2,900(m)       74,221

TURKEY--0.8%
Republic of Turkey 11.75%, 6/15/10 .............           90         101,700
Republic of Turkey 11.50%, 1/23/12 .............           25          28,688
                                                                -------------
                                                                      130,388
                                                                -------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
VENEZUELA--2.3%
Republic of Venezuela RegS 5.375%, 8/7/10(e) ...   $      368   $     348,680
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,280,460)                                        2,238,647
--------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(c)--8.1%

AUSTRALIA--0.9%
Westfield Capital Corp. 144A 4.375%, 11/15/10(b)          150         141,531

BRAZIL--0.5%
Banco do Brasil Cayman 144A 8.50%, 9/20/14(b) ..           50          52,250
Petrobras International Finance Co. 9.875%, 5/9/08         30          31,800
                                                                -------------
                                                                       84,050
                                                                -------------

CANADA--0.8%
Rogers Wireless Communications, Inc.
8%, 12/15/12 ...................................          125         128,437

CHILE--0.3%
Empresa Nacional de Electricidad SA
7.75%, 7/15/08 .................................           40          41,267

GERMANY--1.5%
Deutsche Telekom International Finance BV
8%, 6/15/10 ....................................          210         225,450

INDIA--0.5%
ICICI Bank Ltd. 144A 5.75%, 11/16/10(b) ........           50          48,426
Vedanta Resources plc 144A 6.625%, 2/22/10(b) ..           30          28,677
                                                                -------------
                                                                       77,103
                                                                -------------

MEXICO--0.7%
America Movil SA de CV 5.735%, 4/27/07(d) ......          100         100,000

POLAND--0.5%
Telekomunikacja Polska SA Finance BV 144A
7.75%, 12/10/08(b) .............................           75          78,046

RUSSIA--1.0%
Gazprom OAO  144A (Gazstream SA)
5.625%, 7/22/13(b) .............................          131         127,977
Gazprom RegS (Morgan Stanley AG)
9.625%, 3/1/13(e) ..............................           20          22,858
                                                                -------------
                                                                      150,835
                                                                -------------

SINGAPORE--0.5%
Chartered Semiconductor Manufacturing Ltd. .....
5.75%, 8/3/10 ..................................           75          72,958


                        See Notes to Financial Statements                     19

PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
SOUTH KOREA--0.6%
Korea Development Bank 3.875%, 3/2/09 ..........   $      100   $      95,217

UNITED STATES--0.3%
Nova Chemicals Corp. 8.405%, 11/15/13(d) .......           49          48,877
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,287,420)                                        1,243,771
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.3%

PHARMACEUTICALS--0.3%
Par Pharmaceutical Cos., Inc. Cv. 2.875%, 9/30/10          60          49,200
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $49,642)                                              49,200
-----------------------------------------------------------------------------

CREDIT LINKED NOTES--0.9%

OTHER FOREIGN GOVERNMENT--0.9%
Republic of Indonesia (Citigroup) 14%, 6/15/09 .           38          32,581
Republic of Indonesia (Citigroup) 14%, 6/15/09 .           40          36,626
Republic of Turkey (Citigroup) 0%, 6/28/07 .....           75          61,242
-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $153,000)                                            130,449
-----------------------------------------------------------------------------

LOAN AGREEMENTS(d)--9.9%

AIRPORT SERVICES--0.4%
Worldspan LP Tranche 7.30%, 2/11/10 ............           62          61,241

AUTO PARTS & EQUIPMENT--0.3%
Tenneco Automotive, Inc. Tranche B
8.13%, 12/12/10 ................................           52          52,708

BROADCASTING & CABLE TV--0.7%
Charter Communications Operating LLC
Tranche 7.751%, 4/28/13 ........................           74          74,618

DIRECTV Holdings LLC Tranche B
5.004%, 4/13/13 ................................           33          33,333
                                                                -------------
                                                                      107,951
                                                                -------------

CASINOS & GAMING--0.5%
MGM MIRAGE Tranche A 6.63%, 4/25/10 ............           75          74,625

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Solar Capital Corp. Tranche 6.20%, 2/11/13 .....           50          49,873

DEPARTMENT STORES--0.5%
Neiman-Marcus Group, Inc. (The) Tranche
6.706%, 4/6/13 .................................           71          71,781

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
DIVERSIFIED CHEMICALS--0.2%
Huntsman Corp. Tranche B 6.25%, 8/16/12 ........   $       24   $      23,761

ENVIRONMENTAL & FACILITIES SERVICES--0.9%
Allied Waste North America, Inc. Tranche
5.504%, 4/15/13 ................................           86          85,812

Allied Waste North America, Inc. Tranche
6.39%, 4/15/13 .................................           33          33,274

Duratek Tranche B 0%, 6/30/16 ..................            5           4,548
Energy Solutions Tranche B 0%, 6/30/13 .........           10          10,044
Envirocare Tranche C 0%, 6/30/16 ...............           --(o)          474
                                                                -------------
                                                                      134,152
                                                                -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Mosaic Global Holdings, Inc. Tranche B
4.766%, 2/21/12 ................................           74          74,344

HEALTH CARE FACILITIES--0.9%
LifePoint Hospitals, Inc. Tranche B
5.129%, 4/15/12 ................................          135         134,492

HEALTH CARE SERVICES--0.7%
Davita, Inc. Tranche B 6.04%, 10/5/12 ..........           54          54,274

Fresenius Medical Care AG & Co. Tranche B
6.325%, 3/31/13 ................................           50          49,500
                                                                -------------
                                                                      103,774
                                                                -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0 8%
Mirant North America LLC Tranche B
6.55%, 1/3/13 ..................................           25          24,891
NRG Energy, Inc. Tranche B 6.91%, 2/1/13 .......          105         105,370
                                                                -------------
                                                                      130,261
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
NTELOS, Inc. Tranche B 5.766%, 8/24/11 .........           99          98,936
NTELOS, Inc. Tranche B 0%, 5/1/13 ..............           25          24,984
                                                                -------------
                                                                      123,920
                                                                -------------

OIL & GAS EQUIPMENT & SERVICES--0.6%
Helix Tranche 0%, 7/31/10 ......................          100         100,000

PAPER PRODUCTS--0.4%
NewPage Corp. Tranche B 6.504%, 5/2/11 .........           64          64,607

PHOTOGRAPHIC PRODUCTS--0.5%
Eastman Kodak Co. Tranche B
6.424%, 10/18/12 ...............................           78          77,552


20                      See Notes to Financial Statements

PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
RESTAURANTS--0.4%
Burger King Corp. Tranche B1 6.27%, 6/30/12 ....   $       55   $      55,253

SPECIALTY CHEMICALS--0.1%
Johnson Diversey, Inc. Tranche B
7.05%, 12/16/11 ................................           15          14,987

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications, Inc. Tranche B
5.22%, 6/15/13 .................................           38          37,758
Crown Castle Tranche B 0%, 6/1/13 ..............           20          20,125
                                                                -------------
                                                                       57,883
                                                                -------------

-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $1,517,388)                                        1,513,165
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $15,439,212)                                      15,115,466
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.2%

COMMERCIAL PAPER(n)--2.2%
Sysco Corp. 5.28%, 7/3/06 ......................          335         334,902
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $334,902)                                            334,902
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $15,774,114)                                      15,450,368(a)

Other assets and liabilities, net--(0.8)%                            (114,382)
                                                                -------------
NET ASSETS--100.0%                                              $  15,335,986
                                                                =============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $11,509 and gross depreciation of $337,353 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $15,776,212.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $1,450,726 or 9.5% of net assets.

(c) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f)   Par value represents Australian Dollar.

(g)   All or a portion segregated as collateral for forward currency contracts.

(h)   Par value represents Canadian Dollar.

(i)   Par value represents Mexican Peso.

(j)   Par value represents New Zealand Dollar.

(k)   Par value represents Euro.

(l)   Par value represents South African Rand.

(m)   Par value represents Thailand Baht.

(n)   The rate shown is the discount rate.

(o)   Par is less than $1,000.


                        See Notes to Financial Statements                     21

PHOENIX LOW-DURATION CORE PLUS BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $15,774,114)                                 $ 15,450,368
Cash                                                                   21,120
Receivables
   Interest                                                           169,724
   Investment securities sold                                          15,852
   Receivable from adviser                                             10,372
Trustee retainer                                                        5,713
Unrealized appreciation on forward currency contracts                   4,191
Prepaid expenses                                                        8,399
                                                                 ------------
      Total assets                                                 15,685,739
                                                                 ------------

LIABILITIES
Payables
   Investment securities purchased                                    313,226
   Professional fee                                                    20,203
   Transfer agent fee                                                   5,938
   Financial agent fee                                                  4,989
   Distribution and service fees                                        1,047
   Other accrued expenses                                               1,568
Unrealized depreciation on forward currency contracts                   2,782
                                                                 ------------
      Total liabilities                                               349,753
                                                                 ------------
NET ASSETS                                                       $ 15,335,986
                                                                 ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 15,802,656
Undistributed net investment income                                    38,501
Accumulated net realized loss                                        (182,686)
Net unrealized depreciation                                          (322,485)
                                                                 ------------
NET ASSETS                                                       $ 15,335,986
                                                                 ============

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,235,314)                 1,055,444
Net asset value and offering price per share                     $       9.70

CLASS Y
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,100,672)                    526,088
Net asset value and offering price per share                     $       9.70

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                         $    413,872
Foreign taxes withheld                                                   (498)
                                                                 ------------
      Total investment income                                         413,374
                                                                 ------------
EXPENSES
Investment advisory fee                                                34,204
Service fees, Class Y                                                   6,323
Financial agent fee                                                    21,104
Transfer agent                                                         23,002
Registration                                                           22,654
Professional                                                           17,786
Trustees                                                                8,691
Printing                                                                6,265
Custodian                                                               5,496
Miscellaneous                                                           6,713
                                                                 ------------
      Total expenses                                                  152,238
Less expenses reimbursed by investment adviser                       (107,192)
Custodian fees paid indirectly                                           (719)
                                                                 ------------
      Net expenses                                                     44,327
                                                                 ------------
NET INVESTMENT INCOME (LOSS)                                          369,047
                                                                 ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               (86,635)
Net realized gain (loss) on foreign currency transactions              (2,959)
Net change in unrealized appreciation (depreciation)
   on investments                                                    (178,952)
Net change in unrealized appreciation (depreciation)
   on foreign currency transactions and translation                     1,308
                                                                 ------------
NET GAIN (LOSS) ON INVESTMENTS                                       (267,238)
                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                     $    101,809
                                                                 ============


22                      See Notes to Financial Statements

PHOENIX LOW-DURATION CORE PLUS BOND FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             From Inception
                                                                            Six Months        February 28,
                                                                               Ended            2005 to
                                                                           June 30, 2006      December 31,
                                                                            (Unaudited)           2005
                                                                           -------------     --------------
FROM OPERATIONS
   Net investment income (loss)                                            $     369,047     $      559,872
   Net realized gain (loss)                                                      (89,594)          (180,854)
   Net change in unrealized appreciation (depreciation)                         (177,644)          (144,841)
                                                                           -------------     --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   101,809            234,177
                                                                           -------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                               (205,750)          (340,144)
   Net investment income, Class Y                                                (94,066)          (162,696)
                                                                           -------------     --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                    (299,816)          (502,840)
                                                                           -------------     --------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (0 and 1,000,000 shares, respectively)               --         10,000,000
   Net asset value of shares issued from reinvestment of distributions
      (21,108 and 34,336 shares, respectively)                                   206,804            339,090
                                                                           -------------     --------------
Total                                                                            206,804         10,339,090
                                                                           -------------     --------------
CLASS Y
   Proceeds from sales of shares (0 and 500,000 shares, respectively)                 --          5,000,000
   Net asset value of shares issued from reinvestment of distributions
      (9,665 and 16,423 shares, respectively)                                     94,601            162,161
                                                                           -------------     --------------
Total                                                                             94,601          5,162,161
                                                                           -------------     --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                     301,405         15,501,251
                                                                           -------------     --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                         103,398         15,232,588
NET ASSETS
   Beginning of period                                                        15,232,588                 --
                                                                           -------------     --------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
      AND DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF
      $38,501 AND $(30,730), RESPECTIVELY)                                 $  15,335,986     $   15,232,588
                                                                           =============     ==============


                        See Notes to Financial Statements                     23

PHOENIX LOW-DURATION CORE PLUS BOND FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS X
                                                                           --------------------------------
                                                                                             FROM INCEPTION
                                                                            SIX MONTHS        FEBRUARY 28,
                                                                               ENDED            2005 TO
                                                                           JUNE 30, 2006      DECEMBER 31,
                                                                            (UNAUDITED)           2005
                                                                           -------------     --------------
Net asset value, beginning of period                                       $       9.82      $    10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                                 0.24            0.37
   Net realized and unrealized gain (loss)                                        (0.16)          (0.22)
                                                                           ------------      ----------
      TOTAL FROM INVESTMENT OPERATIONS                                             0.08            0.15
                                                                           ------------      ----------
LESS DISTRIBUTIONS
   Dividends from net investment income                                           (0.20)          (0.33)
                                                                           ------------      ----------
      TOTAL DISTRIBUTIONS                                                         (0.20)          (0.33)
                                                                           ------------      ----------
Change in net asset value                                                         (0.12)          (0.18)
                                                                           ------------      ----------
NET ASSET VALUE, END OF PERIOD                                             $       9.70      $     9.82
                                                                           ============      ==========
Total return                                                                       0.79%(3)        1.57%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                                   $     10,235      $   10,162
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                                          0.50%(2)        0.50%(2)
   Gross operating expenses                                                        1.91%(2)        1.96%(2)
   Net investment income                                                           4.94%(2)        4.54%(2)
Portfolio turnover                                                                   42%(3)          77%(3)

                                                                                        CLASS Y
                                                                           ---------------------------------
                                                                                             FROM INCEPTION
                                                                            SIX MONTHS        FEBRUARY 28,
                                                                               ENDED            2005 TO
                                                                           JUNE 30, 2006      DECEMBER 31,
                                                                            (UNAUDITED)           2005
                                                                           -------------     --------------
Net asset value, beginning of period                                       $       9.82      $    10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                                 0.23            0.35
   Net realized and unrealized gain (loss)                                        (0.17)          (0.21)
                                                                           ------------      ----------
      TOTAL FROM INVESTMENT OPERATIONS                                             0.06            0.14
                                                                           ------------      ----------
LESS DISTRIBUTIONS
   Dividends from net investment income                                           (0.18)          (0.32)
                                                                           ------------      ----------
      TOTAL DISTRIBUTIONS                                                         (0.18)          (0.32)
                                                                           ------------      ----------
 Change in net asset value                                                        (0.12)          (0.18)
                                                                           ------------      ----------
 NET ASSET VALUE, END OF PERIOD                                            $       9.70      $     9.82
                                                                           ============      ==========
Total return                                                                       0.52%(3)        1.43%(3)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                                   $      5,101      $    5,071

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                                          0.75%(2)        0.75%(2)
   Gross operating expenses                                                        2.16%(2)        2.21%(2)
   Net investment income                                                           4.69%(2)        4.29%(2)
Portfolio turnover                                                                   42%(3)          77%(3)

(1) Computed using average shares outstanding.
(2) Annualized.
(3) Not annualized.


24                      See Notes to Financial Statements

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION

      Phoenix Institutional Mutual Funds (the "Trust") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently two Funds are offered for sale (each a "Fund"). The Phoenix Institutional Bond Fund ("Institutional Bond Fund") is diversified and has an investment objective to generate a high level of current income and appreciation of capital consistent with prudent investment risk. The Phoenix Low-Duration Core Plus Bond Fund ("Low-Duration Core Plus Bond Fund") is diversified and has a primary objective to provide high current income while attempting to limit changes in the fund's net asset value per share caused by interest rate changes.

      The Funds offer the following classes of shares for sale:

                                           Class X     Class Y
                                           -------     --------
Institutional Bond Fund..............         X           X
Low-Duration Core Plus Bond Fund.....         X           X

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2006, the total value of these securities represented approximately 5.4% of net assets of the Institutional Bond Fund and represented approximately 3.1% of net assets of the Low-Duration Core Plus Bond Fund.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds have not completed their evaluation of the impact that will result from adopting FIN 48.

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. For the Low-Duration Core Plus Bond Fund, income distributions are recorded daily. Income and capital gain distributions are determined in

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED) (CONTINUED)

accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

      At June 30, 2006, the Low-Duration Core Plus Bond Fund had entered into forward currency contracts as follows:

  Contract          In                                 Net Unrealized
     to          Exchange     Settlement               Appreciation
   Receive         for           Date        Value     (Depreciation)
--------------   -----------  ----------    -------    --------------
JPY  5,646,100   USD  48,340    7/14/06     $49,442      $  1,102
JPY 11,382,300   USD  98,124    7/24/06      99,832         1,708
JPY  4,657,880   USD  40,000     8/9/06      39,343          (657)
JPY  4,475,280   USD  41,588     8/9/06      40,948          (640)
JPY  4,055,520   USD  37,162    8/14/06      35,677        (1,485)
                                                         --------
                                                         $     28
                                                         ========

  Contract          In                                 Net Unrealized
     to          Exchange     Settlement                Appreciation
    Sell           for           Date        Value     (Depreciation)
-------------   ------------  -----------   -------    --------------
JPY 4,392,360   USD   40,000    8/10/06     $38,619       $ 1,381
                                                          =======

JPY Japanese Yen USD United States Dollar

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J. LOAN AGREEMENTS:

      Each Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED) (CONTINUED)

indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

K. CREDIT LINKED NOTES:

      Each Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                           1st $1           $1 +
                                           Billion         Billion
                                           --------        -------
Institutional Bond Fund..............       0.45%           0.40%
Low-Duration Core Plus Bond Fund.....       0.45%           0.45%

      The Adviser has contractually agreed to limit total operating expenses of each Fund, (excluding interest, taxes and extraordinary expenses) through April 30, 2007, to the extent that such expenses do not exceed the following percentages of average annual net asset values:

                                           Class X        Class Y
                                           -------        -------
Institutional Bond Fund..............       0.55%          0.80%
Low-Duration Core Plus Bond Fund.....       0.50%          0.75%

      The Adviser will not seek to recapture any operating expenses reimbursed under this agreement.

      Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, serves as the national distributor of each Fund's shares. Each Fund pays PEPCO a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the six-months (the "period") ended June 30, 2006 the Trust incurred financial agent fees totaling $68,125.

      PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as subtransfer agent. For the period ended June 30, 2006, transfer agent fees were $42,085 as reported in the Statements of Operations, of which PEPCO retained the following:

                                      Transfer Agent
                                       Fee Retained
                                      --------------
Institutional Bond Fund..............      $ --
Low-Duration Core Plus Bond Fund.....        --

      PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                         Aggregate
                                                         Net Asset
                                            Shares         Value
                                           ---------    ------------
Institutional Bond Fund
      -- Class Y......................       647,176    $ 19,473,526
Low-Duration Core Plus Bond Fund
      -- Class X......................     1,055,444      10,233,471
      -- Class Y......................       526,088       5,099,753

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the period ended June 30, 2006, were as follows:

                                          Purchases        Sales
                                         -----------    ------------
Institutional Bond Fund..............    $21,264,089    $ 21,104,071
Low-Duration Core Plus Bond Fund.....      4,995,405       5,607,484

      Purchases and sales of long-term U.S. Government and agency securities for the period ended June 30, 2006, were as follows:

                                          Purchases        Sales
                                          ----------    ------------
Institutional Bond Fund..............    $11,966,128    $ 17,009,700
Low-Duration Core Plus Bond Fund.....      1,606,946         636,986

5. 10% SHAREHOLDERS

      At June 30, 2006, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. Three shareholders are affiliated with PNX.

                                         % of Shares
                                         Outstanding
                                         ------------
Institutional Bond Fund..............        39.6%
Low-Duration Core Plus Bond Fund.....       100.0%

      During the period ended December 31, 2005, the Institutional Bond Fund distributed securities in lieu of cash for an institutional shareholder redemption. The shareholder received a pro-rata portion of the Fund's holdings. The value of the redemption was $51,212,520 (of which $1,145,444 was a realized gain for financial reporting

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED) (CONTINUED)

purposes). Institutional shares of 1,617,578 were redeemed from the Fund as part of this transaction.

6. CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Each Fund may invest a high percentage of its assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

      High yield /High risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.

7. ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At June 30, 2006, the Institutional Bond Fund held the following restricted security:

                                                     Market
                     Acquisition   Acquisition      Value at          % of
                        Date          Cost        June 30, 2006    Net Assets
                     -----------   ------------   -------------    ----------
Northampton Pulp
  LLC..............   12/30/99      $ 184,367        $ 3,128           0%

      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8. INDEMNIFICATIONS

      Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

10. FEDERAL INCOME TAX INFORMATION

      The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

                                          Expiration Year
                   ------------------------------------------------------------
                      2007          2008       2011       2013         Total
                   ----------    ----------  --------   --------    -----------
Institutional
  Bond Fund        $2,332,875    $2,194,743  $364,396   $    --     $ 4,892,014
Low-Duration
  Core Plus
  Bond Fund                --            --        --    86,236          86,236

      The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on its investments prior to the expiration of the capital loss carryover.

PHOENIX INSTITUTIONAL MUTUAL FUNDS

101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
  Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel,
  Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services               1-800-814-1897 (option 3)
Web site                           PHOENIXFUNDS.COM


--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

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                                                                ---------------
                                                                   PRESORTED
                                                                   STANDARD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                Louisville, KY
                                                                Permit No. 1051
[LOGO] PHOENIXFUNDS(SM)                                         ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit phoenixfunds.com.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP091                                                                     8-06
BPD27036


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant to Rule  30a-2(b)  under the  1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Institutional Mutual Funds
            -----------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         ----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date         September 5, 2006
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         ----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date         September 5, 2006
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         ----------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date         September 5, 2006
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.